GOODWILL AND INTANGIBLE ASSETS (Details Narrative) $ in Millions	Jun. 30, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense, 2021	$ 9.4
Amortization expense, 2022	18.7
Amortization expense, 2023	18.7
Amortization expense, 2024	18.7
Amortization expense, 2025	$ 18.7